Premises and Equipment - Rent Commitments Under Non - Cancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Leases [Abstract]
2014	$ 359
2015	274
2016	231
2017	213
2018	117
Thereafter	87
Total	$ 1,281